Summary of Significant Accounting Policies - Summary of Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued income	$ 4,731	$ 15,791
Prepaid expenses and other current assets	16,057	11,340
Other	1,811,963
Total assets	1,832,751	1,853,887
Accrued expenses and other liabilities	12,798	12,478
Other	864,843
Total Liabilities	877,641	890,674
Retained earnings	364,408	373,499
Other	590,702
Total stockholders' equity	955,110	963,213	$ 956,480	$ 910,091
Total liabilities and stockholders' equity	1,832,751	$ 1,853,887
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued income	3,854
Prepaid expenses and other current assets	(1,462)
Total assets	2,392
Accrued expenses and other liabilities	103
Total Liabilities	103
Retained earnings	2,289
Total stockholders' equity	2,289
Total liabilities and stockholders' equity	2,392
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accrued income	8,585
Prepaid expenses and other current assets	14,595
Other	1,811,963
Total assets	1,835,143
Accrued expenses and other liabilities	12,901
Other	864,843
Total Liabilities	877,744
Retained earnings	366,697
Other	590,702
Total stockholders' equity	957,399
Total liabilities and stockholders' equity	$ 1,835,143